UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-06223

Legg Mason Tax-Free Income Fund

Name of Fund:

100 INTERNATIONAL DRIVE, BALTIMORE, MD 21202

Fund Address:

Robert I. Frenkel

Legg Mason Tax-Free Income Fund

100 First Stamford Place, 7th Floor

Stamford, CT 06902

Name and address of agent for service:

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: March 31

Date of reporting period: 07/01/2014–06/30/2015

Item 1 – Proxy Voting Record:

Proxy Voting Record – Legg Mason Investment Counsel Maryland Tax-Free Income Trust reorganized into the 1919 Maryland Tax-Free Income Fund (a series of Trust for Advised Portfolios) on November 10, 2014. Therefore, proxy voting records for the Legg Mason Investment Counsel Maryland Tax-Free Income Trust for the period from July 1, 2014 to November 10, 2014 can be found in the Form N-PX filing made on August 24, 2015 for Trust for Advised Portfolios, CIK#: 0001261788, file number 811-21422. No records are attached.

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Tax-Free Income Fund

By:	/s/ Jane E. Trust
Jane E. Trust
President of Legg Mason Tax-Free Income Fund

Date:	August 25, 2015